Stock-Based Compensation (Table 2) (Details) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Performances Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected stock-price volatility	18.30%	19.10%	19.40%
Dividend yield	4.18%	3.93%	3.98%
Weighted-average grant date fair value, granted	$ 44.44	$ 42.88	$ 39.73
Performance Units [Member] | Grant 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected stock-price volatility	20.20%
Performance Units [Member] | Grant 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected stock-price volatility	20.80%